FAIR VALUE MEASUREMENTS (Details) - Tailwind Two Acquisition Corp [Member]	Dec. 31, 2021 USD ($)
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Amortized Cost	$ 345,088,635
Gross Holding Gain	1,365
Fair Value	345,090,000
Assets:
Cash held in the Trust Account	1,188
Assets Held-in-trust, Noncurrent	345,089,823
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	16,405,000
US Treasury Securities [Member]
Assets:
Assets Held-in-trust, Noncurrent	345,088,635
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	9,775,000
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	$ 6,630,000